DAL INVESTMENT COMPANY
                             ----------------------

                                     FUNDX
                                 UPGRADER FUNDS

















                                  Annual Report
                                October 31, 2002

                            THE FUNDX UPGRADER FUNDS

October 31, 2002

Fellow Shareholders,

This first annual shareholder report on the FUNDX UPGRADER FUNDS marks a great milestone. The idea of DAL Investment Company launching our own mutual fund (much less a series of funds) was a daunting proposition, one we wrestled with for years. Mind you, our Upgrading approach to investing is nothing new. DAL has successfully been implementing the strategy in our privately managed accounts for over thirty years. Our methodology and research is no secret, as we have shared our knowledge with subscribers to DAL's monthly newsletter NOLOAD FUNDX for more than twenty-five years. What was new for us, was opening a window onto the real-time implementation of our investment model, and assuming the role of supplier in the mutual fund industry. For a small niche firm like ours, successfully launching a family of funds without a load or sales force is very unusual.

Our goal in offering a fund was to provide access to DAL's unique style of active management for accounts that did not meet our required minimum investment. We sought to provide yet another vehicle for the public to access the success of Upgrading.

The original FUNDX UPGRADER FUND (FUNDX) provided the first steps towards access to the benefits of a managed core equity portfolio for a broad range of investors. While FUNDX succeeded in providing active management through a moderately aggressive growth portfolio, it obviously could not meet the diverse needs of dissimilar investors.

We believe we can best serve a broad range of investors by allowing investors to target various risk and reward objectives. In our separately managed portfolios we do this by adjusting the asset allocation according to the needs of each individual client: the split between equity vs. fixed-income funds, as well as the level of exposure to more aggressive or conservative classes of funds.

So, on July 1, 2002 we introduced three additional funds, FUNDX AGGRESSIVE UPGRADER FUND (HOTFX), FUNDX CONSERVATIVE UPGRADER FUND (RELAX) and FUNDX FLEXIBLE INCOME FUND (INCMX). Each is managed with different risk parameters, so that regardless of risk tolerance or investment time horizon, the objectives of most any investor could be met either with one fund, or a combination of any of the four UPGRADER FUNDS.

Now we find ourselves a year from the launch, truly honored to be able to serve thousands of shareholders. The response from the public - especially from our loyal subscribers - has been gratifying. At fiscal year-end, assets in the four FUNDX UPGRADER FUNDS exceeded $127 million. What's more, the Upgrading approach proved successful to us once again, as it led us towards the higher performing areas of the market in spite of highly adverse and volatile conditions.

                            THE FUNDX UPGRADER FUNDS

                             FUNDX - The First Year

When the FUNDX UPGRADER FUND (FUNDX), the first of the series, was launched on November 1, 2001 the broad U.S. stock market was eighteen months into one of the worst bear markets in history. By that date the S&P 500 had lost almost 27.68% from its high, and would go on to lose another 27.30% before reaching what appeared to be a market bottom on October 9, 2002. The Upgrading strategy allowed us to avoid the worst of the damage while staying fully invested in diversified equity mutual funds.

Total return for the fund's first twelve months was -8.90% vs. -17.06% for the S&P 500 Index. Although negative returns are always a disappointment, FUNDX performance relative to the benchmark remains solid.

The experienced investor understands that declines are a part of the reality of equity investing. As responsive as Upgrading is, it cannot work miracles in a broadly declining market. Upgrading keeps us in higher performing funds, but in down market periods those funds may be the ones who are losing the least. It is essential to recognize that not only will we sometimes experience losses; we may at times underperform our benchmarks. When the trend in market leadership changes quickly, Upgrading may experience a lag in performance and immediate success may not be readily apparent.

The strategy moves us incrementally toward new leadership as it is proven. FX Ranking was developed to filter out fleeting and sporadic blips in the markets. Upgrading does not lead us to change directions impulsively, but waits until a new trend is confirmed by several months of good returns. Over time, the Upgrading strategy has allowed DAL (the Advisor) to capture the majority of market leadership cycles without jumping prematurely into short-lived spurts. Upgrading can be successful over the long-term because major trends in market leadership last an average of more than four years. Investment success comes from adhering to a disciplined approach and maintaining a long-term outlook.

The portfolio's initial composition reflected the leadership trend in value funds that had been firmly in place since mid-2000. Initially, the underlying funds were primarily small- and mid-cap value funds, based on the median market capitalization of the stocks they held. While the large-cap growth stocks that dominate the broad market indexes were being hammered, stocks of small- and mid-sized companies fared well through April 2002.

As discussed in the prospectus, DAL divides equity funds into four categories based upon risk. Class 1 is the most speculative and Class 4 the most conservative. Each category includes a deverse group of funds which is ranked based on the trailing 1, 3, 6 and 12-month performance. Class 1, for example, includes sector and focused funds as well as bear market funds. Class 3 funds have similar risk as a group to the S&P 500 Index, but include growth funds and value funds as well as

                            THE FUNDX UPGRADER FUNDS

large cap funds and diversified smaller cap funds. This  diversification  within
the  Classes  allows  us  to  follow  market   leadership  based  on  near  term
performance.

Because smaller company stocks are by nature more volatile and less predictable than larger companies we (the Advisor) generally classify them into Classes 1 and 2 based on risk. As described above, these Classes include funds with very concentrated portfolios that focus on particular industry sectors or geographic regions. They may also include funds that utilize investment techniques that could increase volatility. Our exposure to these more speculative classes went as high as 30% over the course of the year, simply because some of these funds are not as correlated to the broad market and therefore enjoyed better relative performance. Ironically, during the periods of greatest market weakness this past year, the Class 1 and 2 funds helped the portfolio to weather the storm.

By mid-April 2002, FUNDX claimed a positive return of over 16.04% from inception while the S&P 500 Index returned 4.72% for the same period. But beginning April 16th, market conditions changed again and investors were overcome with an unshakeable pessimism, selling stocks across the board, abandoning nearly all areas in tandem. Of course, being fully invested, FUNDX declined as well. On July 12th, the Fund's total return entered negative territory for the first time down 0.12%. Meanwhile, the S&P 500 Index was down 14.16% by that date.

Unlike typical buy and hold approaches, the portfolio responded to the changing market conditions. As is typical with Upgrading, it took a little over a month for new leaders to begin to emerge, and we found ourselves actively reducing our exposure to more volatile Class 2 funds and diversifying our Class 3 holdings to include larger-cap blend and growth funds. By the October 31st fiscal year-end, Class 1 and 2 fund exposure was nearly halved to 16% of the total portfolio value, and Class 3 represented a broadly diversified portfolio spanning both size and style. In effect, our portfolio had transitioned from mid-cap value to large-cap blend, with exposure to virtually every sector and size. None of this was due to our opinions or forecasts, but for the first time since mid-2000, growth and blend funds were highly attractive based on FX rankings.

                               The Companion Funds

The availability of the FundX Aggressive Upgrader Fund (HOTFX), FundX Conservative Upgrader Fund (RELAX), and FundX Flexible Income Fund (INCMX) provides investors access to the Upgrading strategy for a much broader variety of investment objectives. We look forward to continuing to provide information and tools to aid in the selection and understanding of these portfolios.

                               Of Special Interest

Being committed to keeping our investors fully informed, we continue to build our web presence at www.fundxfund.com. Recent additions include the top 5 holdings for each of the funds updated monthly, distribution estimates, daily NAV

                            THE FUNDX UPGRADER FUNDS

and performance data, and a new Investor Guide to help investors differentiate and implement the four Upgrader Funds.

                                 Looking Forward

The market reached what now appears to have been its low point on October 9, 2002. The challenge now is to adjust to a possible change in leadership marked by this turnaround. It is not unusual to see Large-cap growth stocks rebound strongest during a recovery; and this is what we have witnessed in the past few weeks. As in the fourth quarter of 2001, Large-cap growth funds are bringing in the strongest returns. But while it's possible that this marks a lasting shift in leadership, temporary trend reversals occur regularly within longer-term trends. Last year, growth tripled the gains of value during October and November and then the outperformance failed in December. While it may be tempting to jump into the large-cap growth funds with the highest recent performance, it is far safer to gradually move toward the new leadership as it proves itself.

Historical observations may help us anticipate a change, but we, the Advisor, feel investment direction should come from one source: FX Rankings. Upgrading is a logical process of moving incrementally toward the funds that are best positioned in the current market environment to reap the rewards of the next trend. FX rankings are based on trailing performance within a risk class and therefore provide an indication of current leadership and not a prediction of future leadership. The advisor uses a proprietary methodology to select and classify the funds. Then investment decisions are made based on the FX rankings as discussed in the prospectus. This will mean that as market leadership changes, it will take time for the portfolios to adjust, during which our performance will lag the current leaders, and perhaps our benchmarks.

The portfolios now provide a good balance between value and growth funds. We'll continue to invest in funds with high FX Scores while staying alert to the newcomers who are rising up in the ranks.

Be assured that over the 26 years we have published the NoLoad FundX Newsletter, DAL has tested, and continues to test, different weightings and combinations of the four periods to improve the FX Score, and have not yet been able to increase the long-term performance of Upgrading. Whether it be large-cap growth or mid-cap value, regardless of the direction the market takes, Upgrading continues to keep us with the winners.

/s/ Janet

Janet Brown
President, DAL Investment Company

                            THE FUNDX UPGRADER FUNDS

While these funds are no load, there are management fees that do apply. To the extent that a fund invests in other mutual funds, the fund will indirectly bear its proportionate share of any fees and expenses paid by such funds in addition to the fees and expenses payable directly by the fund. Please see the prospectus for further details.

Past performance is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown reflect reinvestment of dividends and capital gains. The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. One cannot invest directly in an index.

Small-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

Fund holdings are subject to change at any time and are not recommendations to buy or sell any security. Please refer to the "Schedule of Investments" for further holding information.

Must be preceded or accompanied by a prospectus, which contains more complete information regarding the fund's risk, fees and expenses. Read it carefully before investing or sending money.

Quasar Distributors, LLC, Distributor. 01/03

                            THE FUNDX UPGRADER FUNDS

[CHART]

                               FUNDX UPGRADER FUND
            Value of $10,000 vs S&P 500 Index and Wilshire 5000 Index

     Cummulative Total Return
  Period Ended October 31, 2002
Since Inception (11/1/01)...(8.90)%

                                      S&P 500
                   FundX Upgrader      Index       Wilshire 5000
 Month                  Fund        with income        Index
 -----                  ----           -----           -----
11/01/01               10,000          10,000          10,000
01/31/02               10,758          10,462          10,564
04/30/02               11,394          10,000          10,241
07/31/02                9,629           8,501           8,616
10/31/02                9,110           8,298           8,357

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and the dividends, but does not reflect the redemption of fees.

The cummulative total return since the Fund's inception (11/1/01) for the S&P 500 Index was (17.02)% and for the Wilshire 5000 Index was (16.43)%.

Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The Wilshire 5000 Index measures the performance of all equity securities issued by companies with headquarters in the U.S.

One cannot invest directly in an index.

                            THE FUNDX UPGRADER FUNDS

[CHART]

                         FUNDX AGGRESSIVE UPGRADER FUND
            Value of $10,000 vs S&P 500 Index, and Russell 2000 Index

     Cummulative Total Return
  Period Ended October 31, 2002
Since Inception (7/1/02)....(7.08)%

                   FundX
                 Aggressive      S&P 500
                  Upgrader        Index        Wilshire 5000      Russell 2000
 Month              Fund       with income         Index              Index
 -----              ----          -----            -----              -----
7/1/02             10,000         10,000          10,000             10,000
7/31/02             9,768          9,422           9,398              8,772
8/31/02             9,820          9,484           9,439              8,749
9/30/02             9,176          8,453           8,479              8,121
10/31/02            9,292          9,197           9,115              8,381

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and the dividends, but does not reflect the redemption of fees.

The cummulative total return since the Fund's inception (7/1/02) for the S&P 500 Index was (3.02)%, for the Wilshire 5000 Index was (3.62)% and for the Russell 2000 Index was (8.30)%.

Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The Wilshire 5000 Index measures the performance of all equity securities issued by companies with headquarters in the U.S. The Russell 2000 Index is formed by taking the 3,000 largest U.S. companies and then eliminating the largest 1,000 leaving a good small company Index. The indices are unmanaged and returns include reinvested dividends.

One cannot invest directly in an index.

                            THE FUNDX UPGRADER FUNDS

[CHART]

                        FUNDX CONSERVATIVE UPGRADER FUND
            Value of $10,000 vs S&P 500 Index and Wilshire 5000 Index

     Cummulative Total Return
  Period Ended October 31, 2002
Since Inception (7/1/02)....(9.48)%

                   FundX
               Conservative        S&P 500
                 Upgrader           Index      Wilshire 5000
Month              Fund          with income       Index
-----              ----             -----          -----
7/1/02            10,000           10,000          10,000
7/31/02            9,488            9,422           9,398
8/31/02            9,508            9,484           9,439
9/30/02            8,924            8,453           8,479
10/31/02           9,052            9,197           9,115

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and the dividends, but does not reflect the redemption of fees.

The cummulative total return since the Fund's inception (7/1/02) for the S&P 500 Index was (3.02)% and for the Wilshire 5000 Index was (3.62)%.

Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The Wilshire 5000 Index measures the performance of all equity securities issued by companies with headquarters in the U.S.

One cannot invest directly in an index.

                            THE FUNDX UPGRADER FUNDS

[CHART]

                           FUNDX FLEXIBLE INCOME FUND
                 Value of $10,000 vs Lehman Aggregate Bond Index

     Cummulative Total Return
  Period Ended October 31, 2002
Since Inception (7/1/02)....(0.44)%

                       FundX Flexible         Lehman Aggregate
Month                   Income Fund              Bond Index
-----                   -----------              ----------
7/1/02                     10,000                  10,000
7/31/02                     9,876                  10,123
8/31/02                    10,052                  10,294
9/30/02                    10,028                  10,461
10/31/2002                  9,956                  10,413


This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and the dividends, but does not reflect the redemption of fees.

The cummulative total return since the Fund's inception (7/1/02) for the Lehman Aggregate Bond Index was 3.85%.

Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Lehman Aggregate Bond Index is a market value-weighed index that tracks non-convertible investment grade debt issues with at least $100 million par amount outstanding and with at least one year to final maturity.

One cannot invest directly in an index.

                             THE FUNDX UPGRADER FUND

SCHEDULE OF INVESTMENTS AT OCTOBER 31, 2002

-------------------------------------------------------------------------------------------
SHARES                                                           MARKET VALUE    % OF TOTAL
-------------------------------------------------------------------------------------------
            DOMESTIC EQUITY FUNDS
1,461,608   American Century Equity Income Fund -
              Investor Class.................................   $  9,515,064        8.1%
  137,761   AXA Rosenberg Value Long/Short Equity Fund -
              Investor Class.................................      1,458,887        1.2%
   61,309   FAM Value Fund ..................................      2,047,103        1.7%
   26,026   FBR Small Cap Financial Fund - Class A ..........        634,520        0.5%
  417,470   Fidelity Dividend Growth Fund ...................      9,426,462        8.0%
  195,408   First Eagle Fund of America - Class Y ...........      3,804,590        3.2%
  396,165   Franklin Rising Dividends Fund - Class A ........      9,492,117        8.1%
  386,695   Goldman Sachs Mid Cap Value Fund - Class A . ....      8,901,728        7.6%
  637,059   Hussman Strategic Growth Fund ...................      8,511,106        7.2%
  463,309   Jensen Portfolio Fund ...........................      9,483,933        8.0%
  179,997   Legg Mason Focus Trust, Inc .....................      3,070,754        2.7%
  230,538   Legg Mason Value Trust - Institutional Class ....      9,424,896        8.0%
  678,156   Marsico Focus Fund ..............................      8,151,436        6.9%
  135,084   Northeast Investors Growth Fund .................      1,652,082        1.4%
  188,216   Royce Pennsylvania Mutual Fund -
              Investment Class...............................      1,213,995        1.0%
  289,158   Royce Special Equity Fund .......................      4,022,190        3.4%
  223,969   T. Rowe Price Growth Stock Fund .................      4,217,335        3.6%
  270,690   The Torray Fund .................................      8,689,148        7.4%
  657,594   The Yacktman Fund ...............................      7,845,101        6.7%
  161,127   Vontobel U.S. Value Fund ........................      3,195,151        2.7%
   99,133   Wilshire Target Funds, Inc. - Investor Class ....      2,400,000        2.0%
              TOTAL DOMESTIC EQUITY FUNDS
               (COST $119,151,848) ..........................    117,157,598       99.4%
                                                                ------------      -----
            MONEY MARKET FUND
  936,892   Cash Trust Series II- Treasury Cash Series II ...        936,892        0.8%
                                                                ------------      -----
              TOTAL MONEY MARKET FUND (COST $936,892) .......        936,892        0.8%
                                                                ------------      -----

            Total Investments (Cost $120,088,740) ...........    118,094,490      100.2%
            Liabilities in excess of Other Assets ...........       (198,228)      (0.2)%
                                                                ------------      -----
              NET ASSETS ....................................   $117,896,262      100.0%
                                                                ============      =====

See accompanying Notes to Financial Statements.

                       THE FUNDX AGGRESSIVE UPGRADER FUND

SCHEDULE OF INVESTMENTS AT OCTOBER 31, 2002

-------------------------------------------------------------------------------------------
SHARES                                                           MARKET VALUE    % OF TOTAL
-------------------------------------------------------------------------------------------
            DOMESTIC EQUITY FUNDS
    6,141   FBR Small Cap Financial Fund - Class A ..........   $    149,707        7.5%
   13,536   Hussman Strategic Growth Fund ...................        180,842        9.0%
   11,770   Jensen Portfolio Fund ...........................        240,937       12.0%
   14,229   Legg Mason Focus Trust, Inc .....................        242,754       12.1%
   16,247   Marsico Focus Fund ..............................        195,293        9.7%
   14,205   Matthews Asian Growth & Income Fund .............        149,149        7.4%
   13,257   Royce Special Equity Fund .......................        184,403        9.2%
   4,280    The Torray Fund .................................        137,400        6.8%
   19,884   The Yacktman Focused Fund .......................        239,596       11.9%
   10,718   Vontobel U.S. Value Fund ........................        212,539       10.6%
                                                                ------------      -----
              TOTAL DOMESTIC EQUITY FUNDS (COST $1,943,853)..      1,932,620       96.2%
                                                                ------------      -----

            MONEY MARKET FUND
   21,343   Cash Trust Series II- Treasury Cash Series II ...         21,343        1.1%
                                                                ------------      -----
              TOTAL MONEY MARKET FUND (COST $21,343).........         21,343        1.1%
                                                                ------------      -----

            Total Investments (Cost $1,965,196) .............      1,953,963       97.3%
            Other Assets Less Liabilities ...................         54,980        2.7%
                                                                ------------      -----
              NET ASSETS ....................................   $  2,008,943      100.0%
                                                                ============      =====

See accompanying Notes to Financial Statements.

                      THE FUNDX CONSERVATIVE UPGRADER FUND

SCHEDULE OF INVESTMENTS AT OCTOBER 31, 2002

-------------------------------------------------------------------------------------------
SHARES                                                           MARKET VALUE    % OF TOTAL
-------------------------------------------------------------------------------------------
            DOMESTIC EQUITY FUNDS
   50,408   American Century Equity Income Fund -
            Investor Class                                      $    328,158        9.7%
   13,422   Franklin Rising Dividends Fund - Class A                 321,589        9.5%
   13,914   Goldman Sachs Mid Cap Value Fund - Class A               320,297        9.4%
   21,084   Hussman Strategic Growth Fund                            281,689        8.3%
   16,108   Jensen Portfolio Fund                                    329,729        9.7%
   7,916    Legg Mason Focus Trust, Inc                              316,150        9.3%
   26,708   Marsico Growth Fund                                      328,777        9.7%
   9,991    The Torray Fund                                          320,697        9.5%
   19,596   Vontobel U.S. Value Fund                                 388,587       11.5%
   27,761   The Yacktman Growth Fund                                 331,194        9.8%
                                                                ------------      -----
              TOTAL DOMESTIC EQUITY FUNDS (COST $3,318,389)        3,266,867       96.4%
                                                                ------------      -----

            MONEY MARKET FUND
  126,716   Cash Trust Series II- Treasury Cash Series II            126,716        3.7%
                                                                ------------      -----
              TOTAL MONEY MARKET FUND (COST $126,716)..              126,716        3.7%
                                                                ------------      -----

            Total Investments (Cost $3,445,105)                    3,393,583      100.1%
            Liabilities in excess of Other Assets                     (2,738)      (0.1)%
                                                                ------------      -----
              NET ASSETS                                        $  3,390,845      100.0%
                                                                ============      =====

See accompanying Notes to Financial Statements.

                        THE FUNDX FLEXIBLE UPGRADER FUND

SCHEDULE OF INVESTMENTS AT OCTOBER 31, 2002

-------------------------------------------------------------------------------------------
SHARES                                                           MARKET VALUE    % OF TOTAL
-------------------------------------------------------------------------------------------
            DOMESTIC EQUITY FUNDS
   19,041   Eclipse Balanced Fund ...........................   $    388,619       10.7%
   19,086   Gateway Fund ....................................        392,984       10.8%
    5,813   Kensington Select Income Fund - Class A .........        179,316        4.9%
   31,339   Loomis Sayles Global Bond Fund -
              Institutional Class ...........................        397,693       11.0%
   19,796   Permanent Portfolio .............................        397,510       10.9%
   38,118   PIMCO Low Duration Fund -
              Institutional Class ...........................        393,374       10.8%
   36,220   PIMCO Total Return Fund - Class D ...............        392,622       10.8%
   35,820   PIMCO Total Return Mortgage Fund - Class D ......        390,433       10.8%
   36,658   Vanguard GNMA Fund - Investment Class ...........        393,344       10.8%
    9,114   Vanguard Wellesley Income Fund -
              Investment Class ..............................        177,912        4.9%
                                                                ------------      -----
              TOTAL DOMESTIC EQUITY FUNDS (COST $3,492,701)..      3,503,807       96.4%
                                                                ------------      -----
            MONEY MARKET FUND
  129,237   Cash Trust Series II- Treasury Cash Series II ...        129,237        3.6%
                                                                ------------      -----
              TOTAL MONEY MARKET FUND (COST $129,237) .......        129,237        3.6%
                                                                ------------      -----

            Total Investments (Cost $3,621,938) .............      3,633,044      100.0%
            Liabilities in excess of Other Assets ...........           (137)      (0.0)%
                                                                ------------      -----
              NET ASSETS ....................................   $  3,632,907      100.0%
                                                                ============      =====

See accompanying Notes to Financial Statements.

                            THE FUNDX UPGRADER FUNDS

STATEMENTS OF ASSETS AND LIABILITIES AT OCTOBER 31, 2002
--------------------------------------------------------------------------------

                                                             FUNDX        FUNDX AGGRESSIVE
                                                        UPGRADER FUND(1)  UPGRADER FUND(2)
ASSETS
  Investments in securities, at value (identified
    cost $120,088,740 and $1,965,196,
    respectively) ....................................   $ 118,094,490     $   1,953,963
  Cash ...............................................             298                --
  Receivables
    Fund shares sold .................................          81,234            57,000
    Due from advisor .................................              --            14,240
    Dividends and interest ...........................             569                73
  Prepaid expenses ...................................          27,741            14,523
                                                         -------------     -------------
      Total assets ...................................     118,204,332         2,039,799
                                                         -------------     -------------

LIABILITIES
  Payables
    Fund shares redeemed .............................         115,381                --
    Payable to Investment Advisor ....................          98,427                --
  Accrued expenses ...................................          94,262            30,856
                                                         -------------     -------------
      Total liabilities ..............................         308,070            30,856
                                                         -------------     -------------

NET ASSETS ...........................................   $ 117,896,262     $   2,008,943
                                                         =============     =============

COMPONENTS OF NET ASSETS
  Paid-in capital ....................................   $ 143,048,282     $   2,108,810
  Accumulated net realized loss
    on investments ...................................     (23,157,770)          (88,634)
  Net unrealized depreciation
    on investments ...................................      (1,994,250)          (11,233)
                                                         -------------     -------------
    Net assets .......................................   $ 117,896,262     $   2,008,943
                                                         =============     =============

CALCULATION OF NET ASSET VALUE PER SHARE
  Net assets applicable to shares outstanding ........   $ 117,896,262     $   2,008,943
                                                         =============     =============
  Shares outstanding, unlimited number
    of shares (par value $0.01) authorized ...........       5,214,903            86,467
                                                         =============     =============
  Net asset value, offering and redemption
    price per share ..................................   $       22.61     $       23.23
                                                         =============     =============

(1)  Fund commenced operations November 1, 2001.
(2)  Fund commenced operations July 1, 2002.

See accompanying Notes to Financial Statements.

                            THE FUNDX UPGRADER FUNDS

STATEMENTS OF ASSETS AND LIABILITIES AT OCTOBER 31, 2002
--------------------------------------------------------------------------------

                                                  FUNDX CONSERVATIVE   FUNDX FLEXIBLE
                                                   UPGRADER FUND(1)    INCOME FUND(1)
ASSETS
  Investments in securities, at value (identified
    cost $3,445,105 and $3,621,938,
    respectively) ................................   $ 3,393,583         $ 3,633,044
  Receivables
    Due from advisor .............................        13,337              13,727
    Dividends and interest .......................           104               2,962
  Prepaid expenses ...............................        14,523              14,524
                                                     -----------         -----------
      Total assets ...............................     3,421,547           3,664,257
                                                     -----------         -----------

LIABILITIES
    Accrued expenses .............................        30,702              31,350
                                                     -----------         -----------
    Total liabilities ............................        30,702              31,350
                                                     -----------         -----------

NET ASSETS .......................................   $ 3,390,845         $ 3,632,907
                                                     ===========         ===========

COMPONENTS OF NET ASSETS
  Paid-in capital ................................   $ 3,531,541         $ 3,662,054
  Undistributed net investment income ............            --              10,582
  Accumulated net realized loss
    on investments ...............................       (89,174)            (50,835)
  Net unrealized appreciation (depreciation)
    on investments ...............................       (51,522)             11,106
                                                     -----------         -----------
    Net assets ...................................   $ 3,390,845         $ 3,632,907
                                                     ===========         ===========

CALCULATION OF NET ASSET VALUE PER SHARE
  Net assets applicable to shares outstanding ....   $ 3,390,845         $ 3,632,907
                                                     ===========         ===========
  Shares outstanding, unlimited number
    of shares (par value $0.01) authorized .......       149,823             145,971
                                                     ===========         ===========
  Net asset value, offering and redemption
    price per share ..............................   $     22.63         $     24.89
                                                     ===========         ===========

(1)  Fund commenced operations July 1, 2002.

See accompanying Notes to Financial Statements.

                    THE FUNDX UPGRADER FUNDS

STATEMENT OF OPERATIONS FOR THE PERIOD ENDED OCTOBER 31, 2002
--------------------------------------------------------------------------------

                                                           FUNDX        FUNDX AGGRESSIVE
                                                      UPGRADER FUND(1)  UPGRADER FUND(2)
INVESTMENT INCOME
  Income
    Dividends .......................................   $    669,323      $      2,238
    Interest ........................................         11,953               271
                                                        ------------      ------------
  Total Income ......................................        681,276             2,509
                                                        ------------      ------------

  Expenses
    Advisory fees (Note 3) ..........................      1,042,938             4,707
    Transfer Agent fees .............................        125,682             7,195
    Administration fees (Note 3) ....................        107,534               984
    Custody fees ....................................         47,926             2,686
    Fund Accounting fees ............................         46,765            10,996
    Reports to shareholders .........................         30,098             2,203
    Professional fees ...............................         26,290            17,525
    Organizational fees .............................         25,000             2,500
    Registration fees ...............................         24,274             5,683
    Trustees' fees ..................................          6,595             1,771
    Other ...........................................         20,060             2,204
                                                        ------------      ------------
      Total expenses ................................      1,503,162            58,454
      Less: advisory fee waiver and
        absorption (Note 3) .........................             --           (51,309)
                                                        ------------      ------------
      Net expenses ..................................      1,503,162             7,145
                                                        ------------      ------------
        NET INVESTMENT LOSS .........................       (821,886)           (4,636)
                                                        ------------      ------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
  Net realized loss on investments ..................    (23,661,484)          (88,634)
  Capital gain distributions from regulated
    investment companies ............................        503,714                --
  Net change in unrealized depreciation
    on investments ..................................     (1,994,250)          (11,233)
                                                        ------------      ------------
    Net realized and unrealized loss
      on investments ................................    (25,152,020)          (99,867)
                                                        ------------      ------------
  Net decrease in net assets resulting
    from operations .................................   $(25,973,906)     $   (104,503)
                                                        ============      ============

(1)  Fund commenced operations November 1, 2001.
(2)  Fund commenced operations July 1, 2002.

See accompanying Notes to Financial Statements.

                            THE FUNDX UPGRADER FUNDS

STATEMENT OF OPERATIONS FOR THE PERIOD ENDED OCTOBER 31, 2002
--------------------------------------------------------------------------------

                                                 FUNDX CONSERVATIVE   FUNDX FLEXIBLE
                                                  UPGRADER FUND(1)    INCOME FUND(1)
INVESTMENT INCOME
  Income
    Dividends ..................................      $   8,508         $  17,120
    Interest ...................................            298               349
                                                      ---------         ---------
  Total Income .................................          8,806            17,469
                                                      ---------         ---------

  Expenses
    Advisory fees (Note 3) .....................          6,853             4,796
    Transfer Agent fees ........................          7,216             7,046
    Administration fees (Note 3) ...............            984             1,084
    Custody fees ...............................          2,786             2,851
    Fund Accounting fees .......................         10,996            10,996
    Reports to shareholders ....................          2,203             2,203
    Professional fees ..........................         17,525            17,525
    Organizational fees ........................          2,500             2,500
    Registration fees ..........................          5,683             5,683
    Trustees' fees .............................          1,771             1,771
    Other ......................................          2,204             2,289
                                                      ---------         ---------
      Total expenses ...........................         60,721            58,744
      Less: advisory fee waiver and
        absorption (Note 3) ....................        (50,306)          (51,857)
                                                      ---------         ---------
      Net expenses .............................         10,415             6,887
                                                      ---------         ---------
        NET INVESTMENT INCOME (LOSS) ...........         (1,609)           10,582
                                                      ---------         ---------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
  Net realized loss on investments .............        (89,174)          (50,835)
  Net change in unrealized appreciation
    (depreciation) on investments ..............        (51,522)           11,106
                                                      ---------         ---------
    Net realized and unrealized loss
      on investments ...........................       (140,696)          (39,729)
                                                      ---------         ---------
  Net decrease in net assets resulting
    from operations ............................      $(142,305)        $ (29,147)
                                                      =========         =========

(1)  Fund commenced operations July 1, 2002.

                            THE FUNDX UPGRADER FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                                     FUNDX
                                                                 UPGRADER FUND
                                                                 PERIOD ENDED
                                                             OCTOBER 31, 2002(1)
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net investment loss ......................................    $    (821,886)
  Net realized loss on investments .........................      (23,661,484)
  Capital gain distribution from regulated
    investment companies ...................................          503,714
  Net change in unrealized depreciation on investments .....       (1,994,250)
                                                                -------------
    NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...      (25,973,906)
                                                                -------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
  In excess of net investment income .......................         (321,295)
                                                                -------------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase in net assets derived from net change
    in outstanding shares (a) ..............................      144,191,463
                                                                -------------
      TOTAL INCREASE IN NET ASSETS .........................      117,896,262

NET ASSETS
Beginning of period ........................................               --
                                                                -------------
END OF PERIOD ..............................................    $ 117,896,262
                                                                =============

(a)  A summary of share transactions is as follows:

                                                                 PERIOD
                                                                  ENDED
                                                           OCTOBER 31, 2002(1)
                                                     -------------------------------
                                                         SHARES      PAID IN CAPITAL
                                                     -------------   ---------------
Shares sold ......................................       7,846,182    $ 208,709,613
Shares issued on reinvestment of distributions ...          12,061          320,805
Shares redeemed ..................................      (2,643,340)     (64,838,955)
                                                     -------------    -------------
Net increase .....................................       5,214,903    $ 144,191,463
                                                     =============    =============

(1)  Fund commenced operations on November 1, 2001.

See accompanying Notes to Financial Statements.

                            THE FUNDX UPGRADER FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                              FUNDX AGGRESSIVE
                                                                UPGRADER FUND
                                                                 PERIOD ENDED
                                                             OCTOBER 31, 2002(1)
INCREASE IN NET ASSETS FROM:
OPERATIONS
  Net investment loss .....................................     $    (4,636)
  Net realized loss on investments ........................         (88,634)
  Net change in unrealized depreciation on investments ....         (11,233)
                                                                -----------
    NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ..        (104,503)
                                                                -----------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase in net assets derived from net change
    in outstanding shares (a) .............................       2,113,446
                                                                -----------
      TOTAL INCREASE IN NET ASSETS ........................       2,008,943

NET ASSETS
Beginning of period .......................................              --
                                                                -----------
END OF PERIOD .............................................     $ 2,008,943
                                                                ===========

(a)  A summary of share transactions is as follows:

                                                                PERIOD
                                                                ENDED
                                                         OCTOBER 31, 2002(1)
                                                    ----------------------------
                                                       SHARES    PAID IN CAPITAL
                                                    -----------  ---------------
Shares sold ......................................      159,517    $ 3,843,388
Shares issued on reinvestment of distributions ...           --             --
Shares redeemed ..................................      (73,050)    (1,729,942)
                                                    -----------    -----------
Net increase .....................................       86,467    $ 2,113,446
                                                    ===========    ===========

(1)  Fund commenced operations on July 1, 2002.

See accompanying Notes to Financial Statements.

                    THE FUNDX UPGRADER FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                             FUNDX CONSERVATIVE
                                                                UPGRADER FUND
                                                                 PERIOD ENDED
                                                             OCTOBER 31, 2002(1)
INCREASE IN NET ASSETS FROM:
OPERATIONS
  Net investment loss .....................................     $    (1,609)
  Net realized loss on investments ........................         (89,174)
  Net change in unrealized depreciation on investments ....         (51,522)
                                                                -----------
    NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ..        (142,305)
                                                                -----------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase in net assets derived from net change
    in outstanding shares (a) .............................       3,533,150
                                                                -----------
      TOTAL INCREASE IN NET ASSETS ........................       3,390,845

NET ASSETS
Beginning of period .......................................              --
                                                                -----------
END OF PERIOD .............................................     $ 3,390,845
                                                                ===========

(a)  A summary of share transactions is as follows:

                                                            PERIOD
                                                            ENDED
                                                      OCTOBER 31, 2002(1)
                                                -------------------------------
                                                   SHARES       PAID IN CAPITAL
                                                -----------     ---------------
Shares sold ........................                191,309       $ 4,451,635
Shares redeemed ....................                (41,486)         (918,485)
                                                -----------       -----------
Net increase .......................                149,823       $ 3,533,150
                                                ===========       ===========

(1) Fund commenced operations on July 1, 2002.

See accompanying Notes to Financial Statements.

                    THE FUNDX UPGRADER FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                                FUNDX FLEXIBLE
                                                                  INCOME FUND
                                                                 PERIOD ENDED
                                                             OCTOBER 31, 2002(1)
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net investment income ...................................     $    10,582
  Net realized loss on investments ........................         (50,835)
  Net change in unrealized appreciation on investments ....          11,106
                                                                -----------
    NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ..         (29,147)
                                                                -----------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase in net assets derived from net change
    in outstanding shares (a) .............................       3,662,054
                                                                -----------
      TOTAL INCREASE IN NET ASSETS ........................       3,632,907

NET ASSETS
Beginning of period .......................................              --
                                                                -----------
END OF PERIOD .............................................     $ 3,632,907
                                                                ===========

(a)  A summary of share transactions is as follows:

                                                               PERIOD
                                                               ENDED
                                                         OCTOBER 31, 2002(1)
                                                   -----------------------------
                                                     SHARES      PAID IN CAPITAL
                                                   -----------   ---------------
Shares sold ........................                   245,426     $ 6,135,687
Shares redeemed ....................                   (99,455)     (2,473,633)
                                                   -----------     -----------
Net increase .......................                   145,971     $ 3,662,054
                                                   ===========     ===========

(1)  Fund commenced operations on July 1, 2002.

See accompanying Notes to Financial Statements.

                            THE FUNDX UPGRADER FUNDS

  FINANCIAL HIGHLIGHTS FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                        FUNDX               FUNDX AGGRESSIVE
                                                    UPGRADER FUND            UPGRADER FUND
                                                     PERIOD ENDED             PERIOD ENDED
                                                  OCTOBER 31, 2002(1)      OCTOBER 31, 2002(2)
Net asset value, beginning of period .........        $  25.00                 $  25.00
                                                      --------                 --------
Income from investment operations:
  Net investment loss ........................           (0.03)                   (0.05)
  Net realized and unrealized loss
    on investments ...........................           (2.17)                   (1.72)
                                                      --------                 --------
Total from investment operations .............           (2.20)                   (1.77)
                                                      --------                 --------
Less distributions:
  From in excess of net
    investment income ........................           (0.19)                      --
                                                      --------                 --------
Net asset value, end of period ...............        $  22.61                 $  23.23
                                                      ========                 ========
Total return .................................           (8.90%)+                 (7.08%)+

Ratios/supplemental data:
Net assets, end of period (thousands) ........        $117,896                 $  2,009
Ratio of expenses to average net assets:
    Before expense reimbursement .............            1.44%**                 12.27%**
    After expense reimbursement ..............            1.44%**                  1.50**
Ratio of net investment loss to
  average net assets:
    Before expense reimbursement .............           (0.79%)**               (11.74%)**
    After expense reimbursement ..............           (0.79%)**                (0.97%)**
Portfolio turnover rate ......................             208%+                    182%+

**   Annualized

+    Not Annualized.

(1)  Fund commenced operations on November 1, 2001.

(2)  Fund commenced operations on July 1, 2002.

See accompanying Notes to Financial Statements.

                            THE FUNDX UPGRADER FUNDS

  FINANCIAL HIGHLIGHTS FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                  FUNDX CONSERVATIVE         FUNDX FLEXIBLE
                                                    UPGRADER FUND              INCOME FUND
                                                     PERIOD ENDED              PERIOD ENDED
                                                  OCTOBER 31, 2002(1)       OCTOBER 31, 2002(1)
Net asset value, beginning of period .........        $  25.00                   $  25.00
                                                      --------                   --------
Income from investment operations:
  Net investment income (loss) ...............           (0.01)                      0.07
  Net realized and unrealized loss
    on investments ...........................           (2.36)                     (0.18)
                                                      --------                   --------
Total from investment operations .............           (2.37)                     (0.11)
                                                      --------                   --------
Less distributions:
  From net investment income .................              --                         --
                                                      --------                   --------
Net asset value, end of period ...............        $  22.63                   $  24.89
                                                      ========                   ========

Total return .................................           (9.48%)+                   (0.44%)+

Ratios/supplemental data:
Net assets, end of period (thousands) ........        $  3,391                   $  3,633
Ratio of expenses to average net assets:
    Before expense reimbursement .............            8.75%**                    8.44%**
    After expense reimbursement ..............            1.50%**                    0.99**
Ratio of net investment income (loss) to
  average net assets:
    Before expense reimbursement .............           (7.48%)**                  (5.93%)**
    After expense reimbursement ..............           (0.23%)**                   1.52%**
Portfolio turnover rate ......................             114%+                      135%+

**   Annualized.

+    Not Annualized.

(1)  Fund commenced operations on July 1, 2002.

See accompanying Notes to Financial Statements.

                            THE FUNDX UPGRADER FUNDS

NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2002
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

     FundX Upgrader Fund, FundX Aggressive Upgrader Fund, FundX Conservative Upgrader Fund, and FundX Flexible Income Fund (the "Funds") are each a series of shares of beneficial interest of the Professionally Managed Portfolios (the "Trust") which is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified open-end management investment company. The FundX Upgrader Fund, The FundX Aggressive Upgrader Fund, and The FundX Conservative Upgrader Fund commenced operations on November 1, 2001, July 1, 2002 and July 1, 2002, respectively. The investment objective of The FundX Upgrader Fund, The FundX Aggressive Upgrader Fund, and The FundX Conservative Upgrader Fund is to seek long-term growth of capital and pursues this objective by investing primarily in no-load and load-waived mutual funds that invest primarily in common stocks. The FundX Flexible Income Fund commenced operations on July 1, 2002 and the investment objective of the Fund is to generate total return, which is capital appreciation plus current income and pursues this objective by investing primarily in no-load and load-waived mutual funds that invest primarily in common stocks.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

     A.   SECURITIES  VALUATION.  The assets of the Funds  consist  primarily of shares of underlying mutual funds, which are valued at their respective NAVs. Most underlying fund securities are valued primarily on the basis of current market quotations or on the basis of information furnished by a pricing service. Securities traded on a national exchange or Nasdaq are valued at the last reported sale price at the close of regular trading on the last business day of the period; securities traded on an exchange or Nasdaq for which there have been no sales, and other over-the-counter securities, are valued at the mean between the last reported bid and asked prices. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments with remaining maturities in excess of 60 days are valued at current market prices. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Funds if acquired within 60 days to maturity.

     B. FEDERAL INCOME TAXES. It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

                            THE FUNDX UPGRADER FUNDS

OCTOBER 31, 2002
--------------------------------------------------------------------------------

     C. SECURITIES TRANSACTIONS, DIVIDEND INCOME AND DISTRIBUTIONS. Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differs from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent such amounts are reclassified within the capital accounts based on their federal tax treatment.

     D. USE OF ESTIMATES. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

     E. RECLASSIFICATION OF CAPITAL ACCOUNTS. Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the period ended October 31, 2002, the FundX Upgrader Fund decreased paid-in-capital by $1,143,181 and increase accumulated net investment loss by $1,143,181. The FundX Aggressive Upgrader Fund decreased paid-in-capital by $4,636 and increased accumulated net investment loss by $4,636. The FundX Conservative Upgrader Fund decreased paid-in-capital by $1,609 and increased accumulated net investment loss by $1,609.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

     DAL Investment Company, LLC (the "Advisor") provides the Funds with investment management services under an Investment Advisory Agreement (the "Agreement"). Under the Agreement the Advisor furnishes all investment advice, office space, facilities, and most of the personnel needed by the Funds. As compensation for its services, the Advisor receives a monthly fee at the annual rate of 1.00% for The FundX Upgrader Fund, The FundX Aggressive Upgrader Fund, and The FundX Conservative Upgrader Fund and 0.70% for The FundX Flexible Income Fund based upon the average daily net assets of the Funds. For the period ended October 31, 2002, The FundX Upgrader Fund, The FundX Aggressive Upgrader Fund, FundX Conservative Upgrader Fund, and The FundX Flexible Income Fund incurred $1,042,938, $4,707, $6,853, and $4,796 in advisory fees, respectively.

                            THE FUNDX UPGRADER FUNDS

OCTOBER 31, 2002
--------------------------------------------------------------------------------

     The Funds are responsible for their own operating expenses. The Advisor has contractually agreed to limit the Funds' total operating expenses by reducing all or a portion of their fees and reimbursing the Funds expenses,excluding interest and tax expense, so that their ratio of expenses to average net assets will not exceed the following:

FundX Upgrader Fund                       1.50%
FundX Aggressive Upgrader Fund            1.50%
FundX Conservative Upgrader Fund          1.50%
FundX Flexible Income Fund                0.99%

     In the case of each of the Funds' initial period of operations any fee withheld or voluntarily reduced and/or any Funds' expense absorbed by the Advisor pursuant to an agreed upon expense cap shall be reimbursed to each of the Funds' to the Advisor, if so requested by the Advisor, anytime before the end of the fifth fiscal year following the year to which the fee waiver and/or expense absorption relates, provided the aggregate amount of each of the Funds' current operating expenses for such fiscal year does not exceed the applicable limitation on each Funds' expenses. For the FundX Aggressive Upgrader Fund, for the period ended October 31, 2002, the Advisor has voluntarily waived its fees of $4,707 and absorbed expenses of $46,602. For the FundX Conservative Upgrader Fund, for the period ended October 31, 2002, the Advisor has voluntarily waived its fees of $6,853 and absorbed expenses of $43,453. For the FundX Flexible Income Fund, for the period ended October 31, 2002, the Advisor has voluntarily waived its fees of $4,796 and absorbed expenses of $47,061. The Funds must pay their current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

     U.S. Bancorp Fund Services, LLC (the "Administrator") acts as the Funds' administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds' custodian, transfer agent and accountant; coordinates the preparation and payment of the Funds' expenses and reviews the Funds' expense accruals. For its services, the Administrator receives a monthly fee at the following annual rates:

     Under $36 million                    $36,000
     $36 to $150 million                  0.10% of average daily net assets
     Over $150 million                    0.05% of average daily net assets

     For the period ended October 31, 2002, The FundX Upgrader Fund, The FundX Aggressive Upgrader Fund, The FundX Conservative Upgrader Fund, and The FundX Flexible Income Fund incurred $107,534, $984, $984, and $1,084 in administration fees, respectively.

                            THE FUNDX UPGRADER FUNDS

OCTOBER 31, 2002
--------------------------------------------------------------------------------

     U.S. Bancorp Fund Services, LLC provides fund accounting and transfer agency services for the Funds. Quasar Distributors, LLC (the "Distributor") acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distributor is an affiliate of the Administrator.

     Certain officers and trustees of the Trust are also officers and/or directors of the Administrator.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

     The cost of purchases and proceeds from the sales of securities, excluding short-term investments, for the period ended October 31, 2002 are as follows:

                                           Purchases          Sales
                                           ---------          -----
FundX Upgrader Fund                      $368,131,584     $225,821,967
FundX Aggressive Upgrader Fund              4,898,138        2,865,652
FundX Conservative Upgrader Fund            6,084,608        2,677,045
FundX Flexible Income Fund                  6,866,173        3,322,637

NOTE 5 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

     On January 2, 2002, a distribution of $0.1932 per share was declared for The FundX Upgrader Fund. The dividend was paid on January 2, 2002, to shareholders of record on December 31, 2001. The tax character of distributions paid during the period ended October 31, 2002 was as follows:

                                              2001
                                              ----
DISTRIBUTIONS PAID FROM:
     Ordinary income                        $ 321,295

     As of October 31, 2002, components of distributable earnings on a tax basis are as follows:

                                         Undistributed       Capital
                                           Ordinary           Loss
                                            Income        CarryForward
                                            ------        ------------
FundX Upgrader Fund                      $         --     $(23,112,910)
FundX Aggressive Upgrader Fund                     --          (85,905)
FundX Conservative Upgrader Fund                   --          (72,662)
FundX Flexible Income Fund                     10,582          (38,782)

All capital loss carryforwards expire in 2010. Differences between book losses and tax losses are attributable to the tax treatment of wash losses.

                            THE FUNDX UPGRADER FUNDS

OCTOBER 31, 2002
--------------------------------------------------------------------------------

      At October 31, 2002, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes were as follows:

                                      FundX           FundX            FundX
                       FundX        Aggressive     Conservative       Flexible
                     Upgrader        Upgrader        Upgrader          Income
                       Fund            Fund            Fund             Fund

Appreciation            873,530           9,717           9,891          13,782
Depreciation         (2,912,640)        (23,679)        (77,925)        (14,729)
                    -----------     -----------     -----------     -----------
Net Appreciation
  (Depreciation)
  on Investments     (2,039,110)        (13,962)        (68,034)           (947)
Tax Cost            120,133,600       1,967,925       3,461,617       3,633,992
                    ===========     ===========     ===========     ===========

RESULTS OF THE SPECIAL MEETING (Unaudited)

     A special meeting of the shareholders of the FundX Upgrader Fund, a series of shares of Trust for Investment Managers, was held on June 20, 2002 for shareholders of record as of April 30, 2002. The shareholders of the Fund voted on whether to approve a proposal to reorganize the Fund into a newly formed series of Professionally Managed Portfolios. The results of the vote at the shareholder meeting held June 20, 2002 were as follows:

1.   To  approve  the  proposed   reorganization  into  Professionally   Managed
     Portfolios:

          FOR                      AGAINST                   WITHHELD
          ---                      -------                   --------
       2,809,446                   128,788                    28,910

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

BOARD OF TRUSTEES AND SHAREHOLDERS
PROFESSIONALLY MANAGES PORTFOLIOS
GLENDORA, CALIFORNIA

We have audited the accompanying statements of assets and liabilities of the FundX Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund, and the FundX Flexible Income Fund, each a series of shares of Professionally Managed Portfolios, including the portfolios of investments as of October 31, 2002, and the related statements of operations, statement of changes in net assets and the financial highlights for the periods then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. An audit includes examining, on a test basis, evidences supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2002 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of the above mentioned Funds as of October 31, 2002, the results of their operations, the changes in their net assets and the financial highlights for the periods ended, in conformity with accounting principles generally accepted in the United States of America.

                                        TAIT, WELLER,& BAKER

Philadelphia, Pennsylvania
December 6, 2002

                            THE FUNDX UPGRADER FUNDS

     The business and affairs of the Funds are managed under the direction of the Funds' Board of Trustees. Information pertaining to the Trustees and Officers of the Funds is set forth below. Unless noted otherwise, each person has held the position listed for a minimum of five years. The SAI includes additional information about the Fund's officers and trustees and is available, without charge, upon request.


                                                   INDEPENDENT TRUSTEES

                                                                       Principal              # of Funds         Other
                                              Term of Office          Occupation              in complex      Directorships
Name, Age                  Position Held      and Length of           During Past             overseen by       Held by
and Address                with the Trust      Time Served            Five Years                Trustee         Trustee
Dorothy A. Berry           Chairman and       Indefinite Term    Talon Industries                  19           Not
Born (1943)                Trustee            Since May 1991     (venture capital &                             Applicable
615 E. Michigan St.                                              business consulting);
Milwaukee, WI                                                    formerly Chief Operating
53202                                                            Officer, Integrated Assets
                                                                 Management (investment
                                                                 advisor and manager) and
                                                                 formerly President, Value
                                                                 Line, Inc., (investment
                                                                 advisory & financial
                                                                 publishing firm).

Wallace L. Cook            Trustee            Indefinite Term    Retired. Formerly                 19           Not
Born (1939)                                   Since May 1991     Senior Vice President,                         Applicable
615 E. Michigan St.                                              Rockefeller Trust Co.;
Milwaukee, WI                                                    Financial Counselor,
53202                                                            Rockefeller & Co.

Carl A. Froebel            Trustee            Indefinite Term    Private Investor.                 19           Not
Born (1938)                                   Since May 1991     Formerly Managing                              Applicable
615 E. Michigan St.                                              Director, Premier
Milwaukee, WI                                                    Solutions, Ltd.
53202                                                            Formerly President
                                                                 and Founder, National
                                                                 Investor Data Services, Inc.
                                                                 (investment related computer
                                                                 software).

Rowley W.P. Redington      Trustee            Indefinite Term    President; Intertech              19           Not
Born (1944)                                   Since May 1991     (consumer electronics and                      Applicable
615 E. Michigan St.                                              computer service and
Milwaukee, WI                                                    marketing); formerly Vice
53202                                                            President, PRS of New Jersey,
                                                                 Inc. (management consulting),
                                                                 and Chief Executive Officer,
                                                                 Rowley Associates
                                                                 (consultants).

                            THE FUNDX UPGRADER FUNDS

Ashley T. Rabun            Trustee            Indefinite Term    Founder and Chief Executive       19           Trustee,
(Born 1952)                                   Since May 2002     Officer, InvestorReach, Inc.,                  E*TRADE
615 E. Michigan St.                                              (financial services marketing                  Mutual
Milwaukee, WI                                                    and distribution consulting);                  Funds
53202                                                            formerly Partner and Director,
                                                                 Nicholas-Applegate Capital
                                                                 Management, (investment
                                                                 management).

                                                 INTERESTED TRUSTEES AND OFFICERS

                                                                       Principal              # of Funds         Other
                                              Term of Office          Occupation              in complex      Directorships
Name, Age                  Position Held      and Length of           During Past             overseen by       Held by
and Address                with the Trust      Time Served            Five Years                Trustee         Trustee

Steven J. Paggioli         Trustee            Indefinite Term    Consultant, U.S. Bancorp          19           Trustee,
(Born 1950)                                   Since May 1991     Fund Services, LLC since                       Managers
915 Broadway                                                     July 2001; formerly                            Funds
New York, NY                                                     Executive Vice President,
10010                                                            Investment Company
                                                                 Administration, LLC
                                                                 ("ICA") (mutual fund
                                                                 administrator and the
                                                                 funds former administrator).

Robert M. Slotky           President          Indefinite Term    Vice President,                   19           Not
Born (1947)                                   Since August 2002  U.S. Bancorp Fund                              Applicable
2020 E. Financial Way,                                           Services, LLC since
Suite 100                                                        July, 2001; formerly,
Glendora, CA                                                     Senior Vice President,
91741                                                            ICA (May 1997- July
                                                                 2001); former instructor
                                                                 of accounting at California
                                                                 State University-Northridge
                                                                 (1997);

Eric W. Falkeis            Treasurer          Indefinite Term    Vice President,                   19           Not
Born (1973)                                   Since August 2002  U.S. Bancorp Fund                              Applicable
615 E. Michigan St.                                              Services, LLC; Chief
Milwaukee, WI                                                    Financial Officer,
53202                                                            Quasar Distributors,
                                                                 LLC, since 2000.

Chad E. Fickett            Secretary          Indefinite Term    Compliance Administrator,         19           Not
Born (1973)                                   Since March 2002   U.S. Bancorp Fund                              Applicable
615 E. Michigan St.                                              Services, LLC since
Milwaukee, WI  53202                                             July, 2000

                                     ADVISOR
                           DAL Investment Company LLC
                       235 Montgomery Street, Suite 1049
                             San Francisco, CA 94104

                                   DISTRIBUTOR
                            Quasar Distributors, LLC
                            615 East Michigan Street
                               Milwaukee, WI 53202

                                 TRANSFER AGENT
                         U.S. Bancorp Fund Services, LLC
                            615 East Michigan Street
                              Milwaukee, WI 53202
                                 (866) 455-FUND

                                    CUSTODIAN
                                 U.S. Bank, N.A.
                           425 Walnut Street M/L 6118
                              Cincinnati, OH 45202

                             INDEPENDENT ACCOUNTANTS
                              Tait, Weller & Baker
                         1818 Market Street, Suite 2400
                             Philadelphia, PA 19103

                                  LEGAL COUNSEL
                     Paul, Hastings, Janofsky & Walker, LLP
                          55 Second Street, 24th Floor
                            San Francisco, CA 94105

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.